Impairment of Goodwill and Long-Lived Assets - Goodwill Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 368,919	$ 0
Steel segment [Member] | Donetsk Electrometallurgical Plant (DEMP) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	205,522
Steel segment [Member] | Ductil Steel S.A. [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	92,398
Steel segment [Member] | Cognor Stahlhandel GmbH (Cognor) [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	62,118
Steel segment [Member] | Nemunas [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	1,931
Ferroalloy segment [Member] | SUNP [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Goodwill impairment	$ 6,950